LEASES - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 58,781	$ 46,567
Additions	49,472	23,590
Additions from business combinations	513	3,272
Disposals	(715)
Depreciation	(17,638)	(14,584)	$ 0
Foreign currency translation	(403)	(64)
Ending balance	90,010	58,781	46,567
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	51,625	46,567
Additions	41,341	16,778
Additions from business combinations	513	2,863
Disposals	(672)
Depreciation	(16,030)	(14,519)
Foreign currency translation	(403)	(64)
Ending balance	76,374	51,625	46,567
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,642	0
Additions	3,388	6,642
Additions from business combinations	0	0
Disposals	0
Depreciation	(544)	0
Foreign currency translation	0	0
Ending balance	9,486	6,642	0
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	514	0
Additions	4,743	170
Additions from business combinations	0	409
Disposals	(43)
Depreciation	(1,064)	(65)
Foreign currency translation	0	0
Ending balance	$ 4,150	$ 514	$ 0